Income Taxes - Summary of Change in Valuation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Beginning balance	$ 11,364	$ 5,972
Charged to costs and expenses	3,512	6,323
Charged to retained earnings		(834)
Charged to other comprehensive income	(83)	(97)
Ending balance	$ 14,793	$ 11,364